CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	2016 Debentures	2017 Debentures	2020 Debentures	IsoEnergy 2020 Debentures	IsoEnergy 2022 Debentures	Total
Fair value at December 31, 2020	$94,768	$86,568	$31,483	$14,034	$-	$226,853
Fair value adjustment	30,291	18,674	15,427	11,067	-	75,459
Settlement with shares	(125,059)	(105,242)	-	-	-	(230,301)
Fair value at December 31, 2021	$-	$-	$46,910	$25,101	$-	$72,011
Fair value on issuance	-	-	-	-	5,296	5,296
Fair value adjustment	-	-	5,705	(2,832)	(159)	2,714
Fair Value at December 31, 2022	$-	$-	$52,615	$22,269	$5,137	$80,021

2020 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Volatility	46.00%	40.00%
Expected life in years	2.41 years	3.41 years
Risk free interest rate	4.35%	1.78%
Expected dividend yield	0%	0%
Credit spread	17.96%	16.88%
Underlying share price of the Company	$5.99	$5.54
Conversion exercise price	$2.34	$2.34
Exchange rate (C$:US$)	$0.738	$0.791

ISO Energy Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Volatility	52.80%	50.00%
Expected life in years	2.6 years	3.6 years
Risk free interest rate	4.27%	1.78%
Expected dividend yield	0%	0%
Credit spread	23.85%	21.86%
Underlying share price of IsoEnergy	$2.91	$3.74
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.738	$0.791

2022 IsoEnergy Debentures
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 6, 2022 and December 31, 2022 are as follows:

	December 31, 2022	December 6, 2022
Volatility	52.80%	52.41%
Expected life in years	4.9 years	5.0 years
Risk free interest rate	3.76%	3.35%
Expected dividend yield	0%	0%
Credit spread	23.85%	23.91%
Underlying share price of IsoEnergy	$2.91	$3.10
Conversion exercise price	$4.33	$4.33
Exchange rate (C$:US$)	$0.738	$0.732